Note 20 - Earnings Per Share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator – Earnings available to common stockholders	$ 12,340	$ 15,190	$ 14,139	$ 11,373	$ 13,801	$ 13,342	$ 11,139	$ 11,144	$ 8,902	$ 11,532	$ 9,027	$ 9,031	$ 53,042	$ 49,426	$ 38,492
Denominator – Weighted average number of common shares outstanding (in shares)													11,377,617	11,131,897	10,927,065
Basic earnings per common share (in dollars per share)	$ 1.08	$ 1.33	$ 1.25	$ 1.01	$ 1.23	$ 1.19	$ 1.00	$ 1.01	$ 0.81	$ 1.05	$ 0.83	$ 0.83	$ 4.66	$ 4.44	$ 3.52
Numerator – Earnings available to common stockholders													$ 53,042	$ 49,426	$ 38,492
Dilutive effect of stock options and restricted stock shares (in shares)													31,307	31,059	26,681
Weighted Average Number of Shares Outstanding, Diluted, Total													11,408,924	11,162,956	10,953,746
Diluted earnings per common share (in dollars per share)	$ 1.07	$ 1.33	$ 1.24	$ 1.00	$ 1.23	$ 1.19	$ 1.00	$ 1.00	$ 0.81	$ 1.05	$ 0.83	$ 0.83	$ 4.65	$ 4.43	$ 3.51